Share capital and share-based compensation - Summary of Stock Option Activity (Details)			3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 10, 2021 shares $ / shares	Jun. 24, 2021 shares	Oct. 31, 2021 shares $ / shares	Aug. 10, 2021 shares $ / shares	Oct. 31, 2021 shares $ / shares	Oct. 31, 2020 shares $ / shares	Oct. 31, 2019 shares $ / shares
Disclosure of classes of share capital [line items]
Number of stock options, beginning balance (in shares)			4,242,707
Granted (in shares)			1,053,846
Exercised (in shares)		(25,664)			(2,172,820)	0
Number of stock options, ending balance (in shares)	4,242,707		5,296,553	4,242,707	5,296,553
Weighted average exercise price per stock option, beginning of period (in dollars per share) | $ / shares			$ 0.79
Granted (in dollars per share) | $ / shares			10.93
Weighted average exercise price per stock option, end of period (in dollars per share) | $ / shares	$ 0.79		$ 2.81	$ 0.79	$ 2.81
Li-Cycle Corp.
Disclosure of classes of share capital [line items]
Number of stock options, beginning balance (in shares)			106,307	133,500	133,500	100,000	58,320
Granted (in shares)				31,750		33,500	41,680
Exercised (in shares)	(28,779)			(54,443)
Forfeited (in shares)				(4,500)
Number of stock options, ending balance (in shares)	106,307			106,307		133,500	100,000
Weighted average exercise price per stock option, beginning of period (in dollars per share) | $ / shares			$ 31.62	$ 15.35	$ 15.35	$ 7.14	$ 2.49
Granted (in dollars per share) | $ / shares				85.30		39.66	13.57
Exercised (in dollars per share) | $ / shares				24.58
Forfeited (in dollars per share) | $ / shares				42.43
Weighted average exercise price per stock option, end of period (in dollars per share) | $ / shares	$ 31.62			$ 31.62		$ 15.35	$ 7.14